November 1, 2001



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re:     Dreyfus Florida Municipal Money Market Fund
                Registration Statement File Nos.: 811-7091, 33-50213


Ladies and Gentlemen:

     This filing is being made pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), for the purpose of informing the SEC that there were no material or non-material changes since the Registrant's Post-Effective Amendment No. 10, filed with the SEC on November 1, 2001.

     If you have any questions or comments on the attached, please do not hesitate to contact the undersigned at (212) 922-6835.


                                                               Very truly yours,



                                                               Monica Moran




cc:     Stroock & Stroock & Lavan
        Ernst & Young
        Michael A. Rosenberg